Stockholders' Equity (Deficit) (Schedule of Stock Option Activity) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding, beginning balance	1,018,590	633,482	590,047
Granted	277,875	507,879	186,736
Exercised	(10,272)	(78,664)	(80,706)
Forfeited	(179,298)	(44,107)	(62,595)
Outstanding, ending balance	1,106,895	1,018,590	633,482
Weighted Average Exercise Price
Outstanding, beginning balance	$ 5.04	$ 3.36	$ 0.71
Granted	6.09	6.30	10.07
Exercised	1.97	0.60	0.67
Forfeited	6.50	3.19	1.96
Outstanding, ending balance	5.10	$ 5.04	3.36
Fair value of stock options vested		$ 1,704,121
Weighted average grant-date fair value	$ 3.33	$ 5.66	$ 8.51
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 4 months 24 days
Options Vested, shares	649,421
Options Vested, Weighted Average Remaining Contractual Life	6 years 2 months 12 days
Options Vested, Weighted Average Exercise Price	$ 3.89
unrecognized stock-based compensation expense, recognition period	15 months 24 days	14 months 27 days
Unrecognized stock-based compensation expense	$ 3,114,452	$ 3,872,221